DIRECTOR'S REMUNERATION	12 Months Ended
Dec. 31, 2024
DIRECTOR'S REMUNERATION
DIRECTOR'S REMUNERATION

11.DIRECTOR’S REMUNERATION

	2024	2023	2022
	$’000	$’000	$’000
Director’s remuneration for qualifying services	818	591	1,588
Severance	—	765	—
Share based payments	1,247	916	1,883
Total remuneration for directors and key management	2,065	2,272	3,471

Further details of Directors’ remuneration are available in note 29.